Events subsequent to December 31, 2023	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to December 31, 2023	G/ Event subsequent to December 31, 2024
During the meeting of the Board of Directors on January 29, 2025, the Board authorized Sanofi to repurchase the Company's shares, for an amount not exceeding €5 billion, under the terms and conditions set by the General Meeting of April 30, 2024 in its
19th resolution.
As part of this authorization, Sanofi entered into a share buyback agreement with its historical shareholder L'Oréal on February 2,
2025 for the acquisition of 2.34% of its share capital, or the equivalent of 29,556,650 shares, for a total amount of approximately
€3 billion, representing a price of €101.50 per share. The conclusion of this agreement was approved by the Board of Directors on the same day prior to the signing of said agreement and in accordance with the procedure of Articles L. 225-38 et seq. of the
French Commercial Code. In addition, on February 6, 2025, Sanofi entered into a mandate with an investment services provider to repurchase its own shares for a maximum amount of €2 billion, between February 7, 2025 and December 31, 2025 at the latest.